Other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of other receivables	Other receivables consist of the following:
	As of December 31, 2025	As of December 31, 2024

Employee advance and others	$82,964	$4,596
Total	$82,964	$4,596